FINANCING RECEIVABLE (Schedule of Movement of Allowance for Financing Receivable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance at beginning of year	$ (3,583)
Charge to cost of revenues	(12,436)	(3,665)
Write off of financing receivable	119
Exchange difference	786	82
Balance at end of year	$ (15,114)	$ (3,583)